Asset Retirement Obligations - Additional Information (Details) - Asset retirement obligation - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of other provisions [line items]
Estimated cash flows, undiscounted amount	$ 845,000	$ 795,500
Other provisions	$ 640,951	$ 623,399	$ 588,923
Other provisions, period of costs being incurred	55 years
Canada
Disclosure of other provisions [line items]
Estimated inflation rate	1.80%	1.60%
Estimated risk free rate	3.30%	3.00%
U.S.
Disclosure of other provisions [line items]
Estimated inflation rate	2.30%	2.10%
Estimated risk free rate	4.80%	4.00%